Accounts Receivable (Tables)	12 Months Ended
Oct. 31, 2022
Accounts Receivable [Abstract]
Schedule of Accounts Receivable	Accounts receivable consisted of the following:
	October 31, 2022	October 31, 2021
Accounts receivable	$3,955,311	$7,826,711